Commitments and Contingencies (Details) - Schedule of Sales and Marketing Expense $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Reconciliation of the Liability [Abstract]
Balance at December 31, 2022	$ 2,560
Amounts paid during 2023	(205)
Accretion	293
Balance at June 30, 2023	$ 2,648